Short-term Debt - Additional Information (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short Term Borrowings [Abstract]
Aggregate principal amount			¥ 60,000,000
Principal amount outstanding	¥ 60,000,000	$ 8,618,461		¥ 60,000,000
Debt instrument, interest rate	4.60%	4.60%